Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Going Concern [Abstract]
Going concern

Note 2 — Going concern

In assessing liquidity, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations. To date, the Company financed its operations primarily through cash flows from operations, debt financing from financial institution and related parties. As of June 30, 2024 and December 31, 2023, the Company had approximately $31,000 and $0.2 million in cash which primarily consists of bank deposits, which are unrestricted as to withdrawal and use. The Company’s working capital deficit was approximately $13.0 million and $7.4 million as of June 30, 2024 and December 31, 2023.

On July 3, 2024, the Company signed four convertible note investment agreements total of $410,000 from four investors. Each note bears 12% interest per annum and matures in 6 months. The Company shall repay the principal and accumulated interest after six months. If the investors choose to convert, the number of shares will be calculated by dividing the principal plus accumulated interest by $0.442. $410,000 had been deposited into the Company’s bank account in July 2024.

On July 16, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a certain investor (the “Purchaser”) pursuant to which the Company sold, in a private placement (the “July 2024 Offering”), a $180,000 convertible note (the “July 2024 Note” and, the shares underlying the July 2024 Note, the “July 2024 Note Shares”) with an original issue discount of $27,500 and warrant (the “July 2024 Warrant”) to purchase up to 217,500 shares of common stock (the “July 2024 Warrant Shares”) at an exercise price of $0.87 per share. As consideration for entering into the Securities Purchase Agreement, the Company issued a total of 180,000 shares (the “Commitment Shares”) to the Purchaser on July 19, 2024. The July 2024 Warrant is exercisable on July 17, 2024 until five years from July 17, 2024. On July 30, 2024, the note was terminated as a result of the Company’s full payment of the note’s principal amount and accrued interest and other fees in the total amount of $212,400. As a result, all obligations under the note have been satisfied, and the note is no longer outstanding.

On July 25, 2024, the Company entered into an underwriting agreement with EF Hutton LLC as the underwriter, relating to a firm commitment underwritten public offering of 5,000,000 units (the “Units”) consisting of (i) one share of common stock, par value $ 0.0001 per share (“Common Stock”) and (ii) one Series A Warrant to purchase one share of Common Stock (“Warrant”) at a public offering price of $0.24 per Unit, for aggregate gross proceeds of $1.2 million, prior to deducting underwriting discounts and other offering expenses. The closing of the offering occurred on July 29, 2024.

On August 13, 2024, the Company entered a securities purchase agreement with 1800 Diagonal Lending LLC (“Diagonal”), in connection with the issuance of a promissory note in the aggregate principal amount of $181,700, including an original issue discount of $23,700, closing expenses of $8,000 deducted from funding amount; with additional tranches of financing of up to $1.0 million in the aggregate during the next twelve months subject to further agreement by and between Diagonal and the Company. The initial funding shall be payable in 10 equal monthly installments of $20,350. In the event of default, the note has convertibility provisions.

The Company has experienced recurring losses from operations and negative cash flows from operating activities since 2022. In addition, the Company had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these unaudited condensed consolidated financial statements are issued.

If the Company is unable to realize its assets within the normal operating cycle of a twelve (12) month period, the Company may have to consider supplementing its available sources of funds through the following sources:

●	financial support from the Company’s related parties and stockholders;

●	other available sources of financing from banks and other financial institutions;

●	equity financing through capital market.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and would materially adversely affect its ability to continue as a going concern.

The unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 — Going concern

In assessing liquidity, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations. To date, the Company financed its operations primarily through cash flows from operations, debt financing from financial institution and related parties. As of December 31, 2023 and 2022, the Company had approximately $0.2 million and $0.8 million in cash which primarily consists of bank deposits, which are unrestricted as to withdrawal and use. The Company’s working capital deficit was approximately $7.4 million and $3.3 million as of December 31, 2023 and 2022. On March 7, 2024 the Company’s subsidiary Nature’s Miracle obtained a loan in the amount of $1,405,000 with 10% interest which is due on March 7, 2025.

The Company has experienced recurring losses from operations and negative cash flows from operating activities since 2022. In addition, the Company had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued.

If the Company is unable to realize its assets within the normal operating cycle of a twelve (12) month period, the Company may have to consider supplementing its available sources of funds through the following sources:

●	financial support from the Company’s related parties and stockholders;

●	other available sources of financing from banks and other financial institutions;

●	equity financing through capital market.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and would materially adversely affect its ability to continue as a going concern.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.